Income taxes - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate	26.50%	26.50%
Deferred credit related to business combination			55,647
Valuation allowance for deferred tax assetS	15,667	15,062